RELATED PARTY TRANSACTIONS (Schedule of Summarizes Assets and Liabilities) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Operating Lease Right-Of-Use Assets	$ 34,566,169	$ 37,077,038	$ 37,698,819	$ 27,104,937
Operating Lease liabilities	$ 27,840,930	29,044,966	$ 29,326,365	$ 17,863,507
Expiration Date	Jul. 31, 2030
Jamaica Avenue at 169th Street [Member]
Operating Lease Right-Of-Use Assets	$ 12,842,642	13,190,809
Operating Lease liabilities	$ 4,959,450	5,084,505
Expiration Date	May 31, 2030
504-506 Fulton Street [Member]
Operating Lease Right-Of-Use Assets	$ 2,831,134	2,890,056
Operating Lease liabilities	$ 2,946,306	$ 3,008,181
Expiration Date	Apr. 30, 2031